Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment	$ 6,165,216	$ 4,640,048
Less: accumulated depreciation	(1,916,423)	(1,602,736)
Total	4,248,793	3,037,312
Building [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment	2,854,717	2,734,965
Office Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment	201,070	191,073
Electronic Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment	222,589	203,588
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment	248,259	224,023
Machinery Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment	493,223	471,202
Building Improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment	1,357,738	809,045
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment	$ 787,620	$ 6,152